PRASAD SERIES TRUST

CERTIFICATION PURSUANT TO RULE 497(j)

August 6, 2008

The undersigned, on behalf of  Prasad Series Trust (“Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated as of July 28, 2008 that would have been filed under Rule 497(c),  would not have differed from that contained in the Registrant’s most recent post-effective amendment on Form N-1A.   The text of Registrant’s most recent post-effective amendment to the registration statement on Form N-1A was filed electronically on July 28, 2008.

Prasad Series Trust

/S/Rajendra Prasad

_____________________________

By:

Rajendra Prasad

Its:

President